Trade Accounts and Notes Receivable, and Other Accounts Receivable - Aging of Trade Accounts and Notes Receivable, Other Accounts Receivable and Long-term Non-trade Receivable (Detail) - KRW (₩)
₩ in Millions
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of financial assets that are either past due or impaired [Line Items]
Trade accounts and notes receivable	₩ 3,624,477	₩ 3,218,093
Other accounts receivable	250,029	126,985
Gross carrying amount [member]
Disclosure of financial assets that are either past due or impaired [Line Items]
Trade accounts and notes receivable	3,625,860	3,219,026
Other accounts receivable	250,507	127,192
Gross carrying amount [member] | Not past due [member]
Disclosure of financial assets that are either past due or impaired [Line Items]
Trade accounts and notes receivable	3,609,870	3,212,514
Other accounts receivable	207,928	123,919
Gross carrying amount [member] | Current [member] | 1-15 days past due [member]
Disclosure of financial assets that are either past due or impaired [Line Items]
Trade accounts and notes receivable	15,951	3,077
Other accounts receivable	37,722	1,357
Gross carrying amount [member] | Current [member] | 16-30 days past due [member]
Disclosure of financial assets that are either past due or impaired [Line Items]
Trade accounts and notes receivable	4	3,435
Other accounts receivable	1,915	156
Gross carrying amount [member] | Current [member] | 31-60 days past due [member]
Disclosure of financial assets that are either past due or impaired [Line Items]
Trade accounts and notes receivable	35
Other accounts receivable	350	168
Gross carrying amount [member] | Current [member] | More than 60 days past due [member]
Disclosure of financial assets that are either past due or impaired [Line Items]
Other accounts receivable	2,592	1,592
Allowance for doubtful account [member]
Disclosure of financial assets that are either past due or impaired [Line Items]
Trade accounts and notes receivable	(1,383)	(933)
Other accounts receivable	(478)	(207)
Allowance for doubtful account [member] | Not past due [member]
Disclosure of financial assets that are either past due or impaired [Line Items]
Trade accounts and notes receivable	(1,369)	(932)
Other accounts receivable	(464)	(191)
Allowance for doubtful account [member] | Current [member] | 1-15 days past due [member]
Disclosure of financial assets that are either past due or impaired [Line Items]
Trade accounts and notes receivable	(14)	(1)
Other accounts receivable	(2)
Allowance for doubtful account [member] | Current [member] | 16-30 days past due [member]
Disclosure of financial assets that are either past due or impaired [Line Items]
Other accounts receivable	(1)	(2)
Allowance for doubtful account [member] | Current [member] | 31-60 days past due [member]
Disclosure of financial assets that are either past due or impaired [Line Items]
Other accounts receivable	(3)	(2)
Allowance for doubtful account [member] | Current [member] | More than 60 days past due [member]
Disclosure of financial assets that are either past due or impaired [Line Items]
Other accounts receivable	₩ (8)	₩ (12)